Disposals of Subsidiaries (Details) - Spectrum Global Solutions, Inc. [Member] - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 18, 2020	Sep. 30, 2020	Dec. 31, 2020
Disposals of Subsidiaries (Details) [Line Items]
Due from related parties, current				$ 5,187,585
Principal and accrued interest				7,531,309
Debt convertible note		$ 1,082,731
Conversion price (in Dollars per share)		$ 7.8
Value of conversion amount		$ 8,507,557
Related party transactions, amount	$ 554,031			3,319,972
Debt initial loan amount				3,000,000
Additional debt amount				$ 319,972
Common stock, percentage			90.00%
Wave Tech Group offered shares of common stock (in Shares)			1,082,731
Assigned shares (in Shares)				1,027,844
Assumption of the liabilities				$ 1
Gain on disposal of subsidiary				711,676
Dominion Capital LLC [Member]
Disposals of Subsidiaries (Details) [Line Items]
Wave tech group agreed outstanding principal			$ 570,885
WaveTech [Member]
Disposals of Subsidiaries (Details) [Line Items]
Wave tech group agreed outstanding principal			347,200
Joel Raven and Michael Roeske [Member]
Disposals of Subsidiaries (Details) [Line Items]
Wave tech group agreed outstanding principal			148,800
TNS [Member]
Disposals of Subsidiaries (Details) [Line Items]
Wave tech group agreed outstanding principal			$ 108,658
Loss on fair value of additional shares				$ 6,478,663
Series C Preferred Stock [Member]
Disposals of Subsidiaries (Details) [Line Items]
WaveTech group agreed debt (in Shares)			5,897,994